(21) Discontinued Operations	9 Months Ended
Jun. 30, 2013
Notes
(21) Discontinued Operations

 (21)        DISCONTINUED OPERATIONS

SecureAlert entered into a Stock Purchase Agreement with certain of the former principals of its wholly-owned subsidiary, Midwest Monitoring & Surveillance, Inc. (“Midwest”) whereby they purchased from the Company all of the issued and outstanding capital stock of Midwest. The agreement was effective as of October 1, 2012.  Additionally, the Company entered into a Stock Purchase Agreement to sell to a former principal all of the issued and outstanding stock of Court Programs Inc. (“Court Programs”), effective January 1, 2013.  Midwest and Court Programs were components of the Company’s consolidated entity, and as a result of the sale of these entities, these financial statements include the applicable discontinued operations reporting treatment.

The following is a summary of the assets and liabilities of Midwest and Court Programs reported as discontinued operations for the June 30, 2013 and September 30, 2012 periods:

	June 30,	September 30,
	2013	2012
Current assets:
Cash	$-	$237,082
Accounts receivable, net of allowance for doubtful accounts	-	452,841
Note receivable	-	81,389
Prepaid expenses and other assets	-	218,593
Total current assets	$-	$989,905

Non-current assets:
Property and equipment, net of accumulated depreciation	$-	$170,894
Monitoring equipment, net of accumulated amortization	-	153,163
Deposits	-	9,218
Goodwill	-	375,000
Intangible assets, net of accumulated amortization	-	125,617
Total non-current assets	$-	$833,892

Current liabilities:
Accounts payable	$-	$614,557
Accrued liabilities	-	561,611
Deferred revenue	-	67,613
Current portion of long-term related-party debt	-	138,602
Current portion of long-term debt	-	295,067
Total current liabilities	$-	$1,677,450

Long-term liabilities:
Long-term portion of related-party debt	-	-
Long-term portion of debt	-	364,270
Total long-term liabilities	$-	$364,270

The following is a summary of the operating results of discontinued operations for the nine months ended June 30, 2013 and 2012:

	Three Months Ended March 31,		Nine Months Ended June 30,
	June 30,		June 30,
	2013	2012	2013	2012
Revenues	$-	$1,794,133	$477,298	$5,135,887
Cost of revenues	-	(1,105,363)	(163,487)	(3,102,773)
Gross profit	-	688,770	313,811	2,033,114
Selling, general and administrative	-	(911,802)	(319,976)	(2,166,014)
Income from operations	-	(223,032)	(6,165)	(132,900)
Other income	-	(22,946)	(295)	(45,715)
Net loss from discontinued operations	$-	$(245,978)	$(6,460)	$(178,615)